SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
SEGMENT INFORMATION
Revenues		$ 3,144
Long lived assets	333	219
United States
SEGMENT INFORMATION
Revenues		3
Long lived assets	34
Number of facilities	1
Japan
SEGMENT INFORMATION
Revenues		3,141
Canada
SEGMENT INFORMATION
Long lived assets	$ 299	$ 219
Number of facilities	1